Schedule of Deferred Taxes (Details) - Chemomab Therapeutics Ltd [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net operating loss carryforward	$ 44,464	$ 40,755
Capital losses	3,271
Share-based compensation expense	374	351
Capitalized research and development costs	1,742	3,103
Other	8	10
Deferred tax assets	49,859	44,219
Less - valuation allowance	(49,859)	(44,219)	$ (43,471)	$ (41,195)
Net deferred tax assets, net of valuation allowance